Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,924,000
Previously Paid Amount	0.00
Total Fee Amount	1,508.60
Total Offset Amount	0.00
Net Fee	1,508.60
Narrative - Max Aggregate Offering Price	$ 10,924,000
Final Prospectus	true